PROFIT/(LOSS) FOR THE YEAR ON DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of loss on discontinued operations [Abstract]
Schedule of Loss on Remeasurement of Assets and Liabilities
The operating loss for the Cardiac point-of-care tests operation in Sweden and the profit/(loss) on remeasurement of its assets and liabilities are summarised as follows:

	December 31, 2018 US$‘000	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Revenues	—	—	—
Operating expenses	—	—	(827)

Operating loss	—	—	(827)
Interest expenses	—	—	(5)

Loss from discontinued operations before tax	—	—	(832)
Income tax credit/(expense)	—	—	186

Loss for the year	—	—	(646)
Profit/(Loss) on remeasurement of assets and liabilities:
Property, plant and equipment (note 12)	—	—	(4,647)
Goodwill and intangible assets (note 13)	—	—	(49,433)
Inventories	—	—	(2,578)
Closure costs	(22)	1,794	(5,846)
Foreign currency translation reserve	—	(3,080)	(3,779)
Tax credit/(expense)	590	(323)	4,887

Total profit/(loss)	568	(1,609)	(61,396)
Profit/(Loss) for the year from discontinued operations	568	(1,609)	(62,042)

Schedule of Earnings Per ADS for Discontinued Operations
	December 31, 2018	December 31, 2017	December 31, 2016
Basic earnings/(loss) per ADS (US Dollars) – discontinued operations	0.03	(0.07)	(2.70)
Diluted earnings/(loss per ADS (US Dollars) – discontinued operations	0.02	(0.07)	(2.70)
Basic earnings/(loss) per ‘A’ share (US Dollars) – discontinued operations	0.01	(0.02)	(0.68)
Diluted earnings/(loss) per ‘A’ share (US Dollars) – discontinued operations	0.01	(0.02)	(0.68)

Schedule of Cash Flows Attributable to Discontinued Operations
The cash flows attributable to discontinued operations are as follows:

	December 31, 2018	December 31, 2017	December 31, 2016
Cash flows from operating activities	527	(2,847)	(1,623)
Cash flows from investing activities	-	-	(8,989)